Restructuring Activities	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring activities
20.
Restructuring activities

A summary and description of the amounts included within "Restructuring and other costs" for each of the periods presented is included below. We do not include Restructuring and other costs within Segment Adjusted EBITDA (as defined in Note 19).

	Year Ended December 31,
	2025	2024	2023
Transaction related costs (1)	$661	$81	$1,287
Restructuring (2)	8,322	2,582	3,168
Other (3)	39,383	2,515	1,606
Restructuring and other costs	$48,366	$5,178	$6,061

(1)
For the year ended December 31, 2025, transaction costs primarily relate to the disposal of the direct marketing payment processing business line mainly related to legal fees, while prior year expenses are mainly made up of acquisition related costs.
(2)
For the year ended December 31, 2025, restructuring mainly relates to costs incurred on transformation projects to improve merchant platforms as well as finance and risk processes. These transformation projects are expected to be completed by 2027. For the years ended December 31, 2024 and 2023, restructuring mainly relates to relocation costs.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 17).

From time to time, the Company incurs severance expense related to various initiatives. In the first quarter of 2025, the Company initiated, and substantially completed, a workforce reduction in connection with cost reduction initiatives and to improve organizational efficiency. In connection with this initiative, the Company incurred severance expense associated with one-time termination benefits and ongoing post employment benefit arrangements of $5,570, all of which was recognized in the first quarter. The Company also incurred severance expenses related to various discrete initiatives in the current and prior year. The associated severance expense is recorded in "Selling, general and administrative" within the unaudited consolidated condensed statement of comprehensive (loss) / income.

The total amount of severance expense associated with the Company's one-time termination benefits and ongoing benefits arrangements by segment in each period presented is as follows:

	Year Ended December 31,
	2025	2024	2023
Digital Wallets	$3,400	$2,094	$606
Merchant Solutions	3,447	1,847	1,733
Unallocated corporate costs	1,607	645	2,486
Total severance expense - selling, general and administrative (1)	$8,454	$4,586	$4,825

(1)
As of December 31, 2025 and 2024, the severance liability was $1,008 and $417, respectively.